CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT

NOTE 5 – CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT

As of December 31, 2022, special purchase agreements (SPAs) with convertible debentures and notes, net of debt discount and including accrued interest, if any, consist of the following amounts:

	December 31,	December 31,
	2022	2021
Convertible debentures
10% Convertible note payable, due April 23, 2022 – Bridge Investor	$35,556	$31,167
10% Convertible note payable, due April 23, 2022 – Related Party	164,444	144,951
10% Convertible note payable, due August 6, 2022 – Bridge Investor	200,000	188,319
	400,000	364,437
Fall 2019 Notes
5% Convertible note payable – Stephen Boesch	123,958	118,958
5% Convertible note payable – Related Party	288,733	276,233
5% Convertible note payable – Dr. Sanjay Jha (Through his family trust)	288,253	275,753
5% Convertible note payable – CEO, CTO* & CFO – Related Parties	94,457	90,357
5% Convertible note payable – Bridge Investors	193,522	185,122
	988,923	946,423

August 2021 Convertible Notes
5% Convertible note – Autotelic Inc– Related Party	267,553	256,634
5% Convertible note – Bridge investors	399,722	381,123
5% Convertible note – CFO – Related Party	80,266	76,531
	747,541	714,288

JH Darbie PPM Debt
16% Convertible Notes - Non-related parties	2,441,471	-
16% Convertible Notes – CEO – Related Party	124,547	-
	2,566,018	-

November/December 2021 & March 2022 Notes
12% Convertible Notes – Accredited Investors	619,345	-

Debt for Clinical Trials – GMP
2% Convertible Notes – GMP	4,659,782	-

May and June 2022 Note
12% Convertible Notes – Accredited Investors	885,312	-

Other Debt
Short term debt – CEO	-	20,000
Short term debt – Bridge investors	245,000	265,000
Short term debt from CFO – Related Party	25,050	45,050
Short term debt – Autotelic Inc– Related Party	120,000	20,000
	390,050	350,050
Accrued interest	-	9,212
Total of convertible debentures & notes and other debt	$11,256,971	2,384,410

Convertible Debentures

As of December 31, 2022, the Company had a derivative liability of approximately $200,000 and recorded a change in fair value of approximately $140,000 on the Convertible Debentures issued in 2019 to our CEO and a bridge investor.

Bridge Financing

Notes with Officer and Bridge Investor

In April 2019, the Company entered into a Securities Purchase Agreement (the “Bridge SPA”) with our CEO (the “Trieu Note”) and a Bridge Investor with a commitment to purchase convertible notes in the aggregate of $400,000. For more information on the Bridge SPA, refer to our Annual Report on Form 10-K filed with the SEC on April 15, 2022.

The issuance of the Trieu Note resulted in a discount from the beneficial conversion feature totaling $131,555 related to the conversion feature. Total amortization of the OID and the discount totaled approximately $19,500 and $75,100 for the years ended December 31, 2022, and 2021, respectively. Total unamortized discount on this note was approximately $0 and $19,500 as of December 31, 2022, and December 31, 2021, respectively.

In April 2019, pursuant to the Bridge SPA the Company entered into Convertible Note Tranche #1 (“Tranche #1”) with the Bridge Investor. For more information on Tranche #1, refer to our Annual Report on Form 10-K filed with the SEC on April 15, 2022.

The issuance of the note resulted in a discount from the beneficial conversion feature totaling $28,445. Total amortization of the OID and discount totaled approximately $4,400 and $16,900 for the years ended December 31, 2022, and 2021, respectively. Total unamortized discount on this note was approximately $0 and $4,400 as of December 31, 2022, and December 31, 2021.

In August 2019, pursuant to the Bridge SPA the Company entered into Convertible Note Tranche #2 (“Tranche #2”) with the Bridge Investor. For more information on Tranche #2, refer to our Annual Report on Form 10-K filed with the SEC on April 15, 2022.

The issuance of the note resulted in a discount from the beneficial conversion feature totaling $175,000. Total amortization of the OID and discount totaled approximately $11,700 and $19,900 for the years ended December 31, 2022, and 2021, respectively. Total unamortized discount on this note was $0 and $11,700 as of December 31, 2022, and December 31, 2021.

Fall 2019 Debt Financing

In December 2019, the Company closed its Fall 2019 Debt Financing, raising an additional $500,000 bringing the gross proceeds of all debt financings under the Fall 2019 Debt Financing to $1,000,000. The Company entered into those certain Note Purchase Agreements (the “Fall 2019 Note Purchase Agreements”) with certain accredited investors and the officers of the Company for the sale of convertible promissory notes (the “Fall 2019 Notes”). The Company completed the initial closing under the Fall 2019 Note Purchase Agreements in November 2019. The Company issued Fall 2019 Notes in the principal amount of $250,000 to each of Dr. Vuong Trieu, the Company’s Chief Executive Officer, and Stephen Boesch, in exchange for gross proceeds of $500,000. In connection with the second and final closing of the Fall 2019 Debt Financing, the Company issued Fall 2019 Notes to additional investors including $250,000 to Dr. Sanjay Jha, through his family trust, the former CEO of Motorola and COO/President of Qualcomm. The Company also offset certain amounts due to Dr. Vuong Trieu, the Company’s Chief Executive Officer, Chulho Park, the Company’s then Chief Technology Officer, and Amit Shah, the Company’s Chief Financial Officer, all related parties as Officers of the Company, and converted such amounts due into the Fall 2019 Notes. $35,000 due to Dr. Vuong Trieu, $27,000 due to Chulho Park and $20,000 due to Amit Shah were converted into convertible debt under the Fall 2019 Notes. The Company also issued the Fall 2019 Notes of $168,000 to two accredited investors. The Company repaid $0 and $100,000 of principal for the years ended December 31, 2022, and December 31, 2021, respectively. The total unamortized principal amount of the Fall 2019 Notes was $850,000 as of December 31, 2022, and 2021.

All the Fall 2019 Notes provided for interest at the rate of 5% per annum and are unsecured. All amounts outstanding under the Fall 2019 Notes became due and payable upon the approval of the holders of a majority of the principal amount of outstanding Fall 2019 Notes (the “Majority Holders”) on or after (a) November 23, 2020, or (b) the occurrence of an event of default (either, the “Maturity Date”). The Majority Holders have waived any default in the maturity of the Fall 2019 Notes and as such there is no event of default as of December 31, 2022. The Company had the option to prepay the Fall 2019 Notes at any time. Events of default under the Fall 2019 Notes included failure to make payments under the Fall 2019 Notes within thirty (30) days of the date due, failure to observe of the Fall 2019 Note Purchase Agreement or Fall 2019 Notes which is not cured within thirty (30) days of notice of the breach, bankruptcy, or a change in control of the Company (as defined in the Fall 2019 Note Purchase Agreement).

The Majority Holders had the right, at any time not more than five (5) days following the Maturity Date, to elect to convert all, and not less than all, of the outstanding accrued and unpaid interest and principal on the Fall 2019 Notes. The Fall 2019 Notes may be converted, at the election of the Majority Holders, either (a) into shares of the Company’s Common Stock at a conversion price of $0.18 per share, or (b) into shares of common stock of the Edgepoint, at a conversion price of $5.00 (based on a $5.0 million pre-money valuation) of Edgepoint and 1,000,000 shares outstanding. The issuance of the Fall 2019 notes resulted in a discount from the BCF totaling $222,222 related to the conversion feature. Total amortization of the discount totaled $0 for the years ended December 31, 2022, and 2021. Total unamortized discount on this note was $0 as of December 31, 2022, and 2021.

Further, the Company recorded interest expense of $42,500 and $43,412 on these Fall 2019 Notes for the year ended December 31, 2022, and 2021. The total amount outstanding under the Fall 2019 Notes, net of discounts and including accrued interest thereon, as of December 31, 2022, and 2021 was $988,924 and $946,424, respectively.

Geneva Roth Remark Notes

In May and June 2021, the Company entered into Securities Purchase Agreement with Geneva Roth Remark Holdings Inc. (“Geneva”), whereby the Company issued two convertible notes in the aggregate principal amount of $307,500 convertible into shares of common stock of the Company.

The notes were prepaid in December 2021 and the Company recorded interest expense, including prepayment penalty of approximately $0.1 million. There was no similar expense recorded in 2022. For more information on the Geneva Roth Remark Notes, refer to our 2021 Annual Report on Form 10-K filed with the SEC on April 15, 2022.

Paycheck Protection Program

In April 2020, the Company received loan proceeds in the amount of $250,000 under the Paycheck Protection Program (“1st PPP”) which was established under the Coronavirus Aid, Relief and Economic Security (“CARES”) Act and is administered by the Small Business Administration (“SBA”).

The Company met the 1st PPP loan forgiveness requirements and on August 7, 2021, applied for forgiveness. On Aug 17, 2021, the Company received the 1st PPP loan forgiveness approval from the lender and wrote off the loan outstanding amount inclusive of interest accrued, in the amount of $253,347.

In July 2021, the Company’s wholly owned subsidiary, PointR, received loan proceeds in the amount of $92,995 under the PPP (“2nd PPP”). The 2nd PPP was at terms similar to the 1st PPP. The Company met the 2nd PPP loan forgiveness requirements and received the 2nd PPP loan forgiveness approval from the lender on December 8, 2021 and wrote off the loan outstanding amount inclusive of interest accrued, in the amount of $93,413. For more information on PPP, refer to our Annual Report on Form 10-K filed with the SEC on April 15, 2022.

The SBA reserves the right to audit any PPP loan, regardless of size. These audits may occur after the forgiveness has been granted. In accordance with the CARES Act, all borrowers are required to maintain their PPP loan documentation for six years after the loan was forgiven or repaid in full and to provide that documentation to the SBA upon request.

GMP Notes

In June 2020, the Company secured $2 million in debt financing, evidenced by a one-year convertible note (the “GMP Note”) from GMP, to conduct a clinical trial evaluating OT-101 against COVID-19 bearing 2% annual interest, and is personally guaranteed by Dr. Vuong Trieu, the Chief Executive Officer of the Company. The GMP Note is convertible into the Company’s Common Stock upon the GMP Note’s maturity of the GMP Note, at the Company’s Common Stock price on the date of conversion with no discount. GMP has waived the default in the maturity of the GMP Note and as such there is no event of default and also agreed to extend the date of maturity of the GMP Note to December 31, 2023. GMP does not have the option to convert prior to the GMP Note’s maturity. Such financing will be utilized solely to fund the clinical trial. The Company’s liability under GMP Note commenced to accrue when GMP first began to pay for services related to the clinical trial to our third-party clinical research organization, up to a maximum of $2 million. GMP has been invoiced by the clinical research organization for the full $2 million as of December 31, 2022, and as such the Company has recognized the liability as a convertible debt.

In September 2021, the Company secured a further $1.5 million in debt financing, evidenced by a one-year convertible note (the “GMP Note 2”) from GMP, to fund the same clinical trial evaluating OT-101 against COVID-19 bearing 2% annual interest. The GMP Note is convertible into the Company’s Common Stock upon the GMP Note 2’s maturity one year from the date of the GMP Note 2, at the Company’s Common Stock price on the date of conversion with no discount. GMP has waived the default in the maturity of the GMP Note and as such there is no event of default and also agreed to extend the date of maturity of the GMP Note to December 31, 2023. GMP does not have the option to convert prior to the GMP Note 2’s maturity at the end of one year. Such financing was to be utilized solely to fund the clinical trial. GMP was invoiced by the clinical research organization for $0.5 million and. GMP paid the clinical trial organization the first tranche of $0.5 million in October 2021.

In October 2021, the Company entered into an Unsecured Convertible Note Purchase Agreement (the “October Purchase Agreement”) with GMP, pursuant to which the Company issued a convertible promissory note in the aggregate principal amount of $0.5 million (the “October 2021 Note”), which October 2021 Note is convertible into shares of the Company’s Common Stock. GMP has waived the default in the maturity of the GMP Note and as such there is no event of default and also agreed to extend the date of maturity of the GMP Note to December 31, 2023.

In January 2022, the Company entered into an Unsecured Convertible Note Purchase Agreement (the “January Purchase Agreement”) with GMP, pursuant to which the Company issued a convertible promissory note in the aggregate principal amount of $0.5 million (the “January 2022 Note”), which January 2022 Note is convertible into shares of the Company’s Common Stock. GMP agreed to extend the date of maturity of the January 2022 Note to December 31, 2023.

Cumulatively, the GMP Note, GMP Note 2, October 2021 Note and the January 2022 Notes are referred to as the “GMP Notes”.

The GMP Notes carry an interest rate of 2% per annum and mature on the earlier of (a) the one-year anniversary of the date of the Purchase Agreement, or (b) the acceleration of the maturity by GMP upon occurrence of an Event of Default (as defined below). All Notes contain a voluntary conversion mechanism whereby GMP may convert the outstanding principal and accrued interest under the terms of all the GMP Notes into shares of Common Stock (the “Conversion Shares”), at the consolidated closing bid price of the Company’s Common Stock on the applicable OTC Market as of the date the Company receives a Notice of Conversion from GMP. Prepayment of the GMP Notes may be made at any time by payment of the outstanding principal amount plus accrued and unpaid interest. The October Note contains customary events of default (each an “Event of Default”). If an Event of Default occurs, at GMP’s election, the outstanding principal amount of the GMP Notes, plus accrued but unpaid interest, will become immediately due and payable in cash. The October Purchase Agreement requires the Company to use of the proceeds received under the October 2021 Note to support the clinical development of OT-101, including payroll and has been made in continuation of the relationship between the Company and GMP.

The total principal outstanding on GMP Notes, inclusive of accrued interest, was $4,659,781 and $4,069,781 as of December 31, 2022 and 2021, respectively.

August 2021 Notes

In August 2021, the Company entered into Note Purchase Agreements with Autotelic - a related party, our CFO – a related party, and certain accredited investors (the “August 2021 investors”), whereby the Company issued four convertible notes in the aggregate principal amount of $698,500 convertible into shares of common stock of the Company for net proceeds of $690,825. The convertible notes carry a five (5%) percent coupon and mature one year from issuance. The majority of the August 2021 investors have the right, but not the obligation, not more than five days following the maturity date, to convert all, but not less than all, the outstanding and unpaid principal plus accrued interest into the Company’s common stock, at a conversion price of $0.18. The August 2021 Note Holders has waived the default in the maturity of the August 2021 Notes and as such there is no event of default and also agreed to extend the date of maturity of the August 2021 Notes to December 31, 2023.The Company determined that the economic characteristics and risks of the embedded conversion option are not clearly and closely related to the economic characteristics and risks of the debt host instrument. Further, the Company determined that the embedded conversion feature meets the definition of a derivative but met the scope exception to the derivative accounting required under ASC 815 for certain contracts involving a reporting entity’s own equity.

During the year ended December 31, 2022, the Company recognized approximately $34,800 of interest expense on the August 2021 Investors notes of which approximately $16,000 are attributable to related parties. During the year ended December 31, 2021, the Company recognized approximately $16,000 of interest expense on the August 2021 Investors notes of which approximately $6,600 are attributable to related parties.

At December 31, 2022, and December 31, 2021, accrued interests on these convertible notes totaled approximately $49,040 and $14,260, respectively.

The outstanding balance on the note for the year ended December 31, 2022 was $747,539 including related party balance of $347,817. The outstanding balance on the note for the year ended December 31, 2021 was $714,288, including related party balance of $333,615.

November / December 2021 and March 2022 Financing

In November / December 2021, the Company entered into securities purchase agreement with five institutional investors, whereby the Company issued five convertible notes in the aggregate principal amount of $1,250,000 convertible into shares of common stock of the Company. The convertible notes carry a twelve (12%) percent coupon and a default coupon of 16% and mature at the earliest of one year from issuance or upon event of default. Investors has the right at any time following issuance date to convert all or any part of the outstanding and unpaid amount of the note into the Company’s common stock at a conversion price established at a fixed rate of $0.07. The Company granted a total number of 9,615,385 warrants convertible into an equivalent number of the Company Common Stock at a strike price of $0.13 up to five years after issuance. The Placement agent was also granted a total of 961,540 warrants convertible into an equivalent number of the Company Common Stock at a strike price of $0.13 up to five years after issuance, as part of a finder’s fee agreement.

Further, in March 2022, the Company entered into a Securities Purchase Agreement with Fourth Man, pursuant to which the Company issued convertible promissory note in the aggregate principal amount of $0.25 million, convertible into shares of common stock of the Company. The convertible notes carry a twelve (12%) percent coupon and a default coupon of 16% and mature at the earliest of one year from issuance or upon event of default. As of December 31, 2022, this note is in Investors have the right at any time following issuance date to convert all or any part of the outstanding and unpaid amount of the note into the Company’s Common Stock at a conversion price established at a fixed rate of $0.10. The Company granted a total number of 1,250,000 warrants convertible into an equivalent number of the Company common shares at a strike price of $0.20 up to five years after issuance. The Placement agent was also granted a total of 125,000 warrants convertible into an equivalent number of the Company Common Stock at a strike price of $0.20 up to five years after issuance, as part of a finder’s fee agreement.

During the year ended December 31, 2022, the Company converted the Mast Hill convertible note into 4,025,000 shares of the Company’s Common Stock, which fully retired the convertible note during the second fiscal quarter of 2022. Such conversion resulted in a loss from debt conversion of approximately $0.1 million, which was recorded in other expense in the Company’s consolidated statements of operations.

During the year ended December 31, 2022, the Company repaid the Talos Victory and First Fire convertible notes with the proceeds from the May 2022 Mast Hill convertible note. Such repayment resulted in a loss from debt extinguishment of approximately $258,100, which was recorded in other expense in the Company’s consolidated statements of operations.

During the year ended December 31, 2022, the Company converted $68,250 of Blue Lake note and $30,000 of accrued interest into 1,428,571 shares of Common Stock and converted $190,000 of Fourth Man note into 2,764,286 shares of common stock.

As of December 31, 2022, and December 31, 2021, convertible notes under the November-December 2021 Financing, net of debt discount, consist of the following amounts:

	December 31, 2022	December 31, 2021

Mast Hill Convertible note, 12% coupon November 21	$-	$250,000
Talos Victory Convertible note, 12% coupon November 2021	-	250,000
First Fire Global Opportunities LLC Convertible note, 12% coupon, December 2021	-	250,000
Blue Lake Partners LLC Convertible note, 12% coupon, December 2021, inclusive of accrued interest	227,187	250,000
Fourth Man LLC Convertible note, 12% coupon December 2021, inclusive of accrued interest	112,500	250,000
Convertible notes, gross	$339,687	$1,250,000
Less: Debt discounts recorded	(500,000)	(1,250,000)
Amortization of debt discounts	500,000	76,994
Convertible notes, net of discounts	$339,687	76,994

The Company recorded amortization expense related to interest, debt discount, debt issuance costs, fair value allocated to the warrants and the beneficial conversion feature of approximately $1 million and $87,000 during the fiscal year ended December 31, 2022, and 2021, respectively. This expense included accrued interest of approximately $150,000 and $10,000 during the years ended December 31, 2022, and 2021, respectively. As of December 31, 2022, the Blue Lake and Fourth Man Notes are in default and, per the terms of the Notes, payable in cash. However, the Company has not received notification of default from the lender. The cross-default provision requires the accrual of a default penalty of 25% of the outstanding principal plus accrued interest. The Company has recorded an estimated default penalty of $68,000 on the unpaid notes and accrued interest thereon. The Company recorded an initial debt discount of approximately $0.4 million representing the intrinsic value of the conversion option embedded in the convertible debt instrument based upon the difference between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note.

As of December 31, 2022, and December 31, 2021, Fourth Man convertible note, net of debt discount, consist of the following amounts:

	December 31, 2022	December 31, 2021

Fourth Man Convertible note, 12% coupon March 2023 inclusive of accrued interest	$340,959	$-
Debt discount amortization	(61,301)	-
Convertible notes, net	$279,658	-

The Company recorded amortization expense related to interest, debt discount, debt issuance costs, fair value allocated to the warrants and the beneficial conversion feature of approximately $250,000 and $0 during the year ended December 31, 2022, and 2021, respectively. This expense included accrued interest of approximately $90,000 and $0 during the years ended December 31, 2022, and 2021, respectively. As of December 31, 2022, these notes were in technical default, due to cross default provision contained in the November / December 2021 Notes and payable in cash. As of the date of this Report, these notes are in default. However, the Company has not received notification of default from the lender. The cross-default provision requires the accrual of a default penalty of 25% of the outstanding principal plus accrued interest. The Company has recorded an estimated default penalty of approximately $68,000.

May 2022 Mast Financing

In May 2022, the Company entered into a securities purchase agreement with one institutional investor, whereby the Company issued one convertible note in the aggregate principal amount of $605,000 convertible into shares of common stock of the Company (“May 2022 Mast Note”). The convertible notes carry a twelve (12%) percent coupon and a default coupon of 16% and mature at the earliest of one year from issuance or upon event of default. Investor has the right at any time following issuance date to convert all or any part of the outstanding and unpaid amount of the note into the Company’s common stock at a conversion price established at a fixed rate of $0.10. The Company granted a total number of 3,025,000 warrants convertible into an equivalent number of Company common shares at a strike price of $0.20 up to five years after issuance. The Placement agent was also granted a total of 302,500 warrants convertible into an equivalent number of the Company Common Stock at a strike price of $0.20 up to five years after issuance, as part of a finder’s fee agreement.  A portion of the proceeds were used to retire some of the November/December 2021 notes. The extinguishment of existing notes resulted in the recognition of approximately $258,100 in loss on extinguishment of debt in the consolidated statement of operations in the year ended December 31, 2022.

As of December 31, 2022, and December 31, 2021, convertible note under the May 2022 Mast Financing, net of debt discount, consist of the following amounts:

	December 31, 2022	December 31, 2021

Mast Hill Convertible note, 12% coupon May 2023, inclusive of accrued interest	$847,000	$-
Convertible notes, gross	$847,000	$-
Less Debt discount recorded	(605,000)	-
Amortization debt discount	333,119	-
Convertible notes, net	$575,119	$-

The Company recorded amortization expense related to interest, debt discount, debt issuance costs, fair value allocated to the warrants and the beneficial conversion feature of approximately $500,000 during the years ended December 31, 2022, and 2021, respectively, including the guaranteed twelve-month coupon and earned in full at issuance date. This expense included accrued interest of approximately $240,000 and $0 during the years ended December 31, 2022, and 2021, respectively. As of December 31, 2022, and as of the date of this Report, these notes are in technical default due to the cross-default provision contained in the November / December 2021 Notes and payable in cash. However, the Company has not received notification of default from the lender. The cross-default provision requires the accrual of a default penalty of 25% of the outstanding principal plus accrued interest. The Company has recorded an estimated default penalty of approximately $169,000.

June 2022 Mast Financing

In June 2022, the Company entered into a securities purchase agreement with one institutional investor, whereby the Company issued one convertible note in the aggregate principal amount of $335,000 convertible into shares of common stock of the Company (“June 2022 Blue Lake Note”). The convertible notes carry a twelve (12%) percent coupon and a default coupon of 16% and mature at the earliest of one year from issuance or upon event of default. The investor has the right at any time following issuance date to convert all or any part of the outstanding and unpaid amount of the note into the Company’s common stock at a conversion price established at a fixed rate of $0.10. The Company granted a total number of 837,500 warrants convertible into an equivalent number of the Company common shares at a strike price of $0.20 up to five years after issuance. The Placement agent was also granted a total of 83,750 warrants convertible into an equivalent number of the Company Common Stock at a strike price of $0.20 up to five years after issuance, as part of a finder’s fee agreement. A portion of the proceeds were used to retire some of the November/December 2021 notes.

As of December 31, 2022, and December 31, 2021, convertible note under the June 2022 Blue Lake Financing, net of debt discount, consist of the following amounts:

	December 31, 2022	December 31, 2021

Blue Lake Convertible note, 12% coupon June 2023, inclusive of accrued interest	$469,000	$-
Convertible notes, gross	$469,000	$-
Less Debt discount recorded	(332,748)	-
Amortization debt discount	173,941	-
Convertible notes, net	$310,193	$-

The Company recorded amortization expense related to interest, debt discount, debt issuance costs, fair value allocated to the warrants and the beneficial conversion feature of approximately $270,000 and $0 during the years ended December 31, 2022, and 2021, respectively, including the guaranteed twelve-month coupon and earned in full at issuance date. This expense included accrued interest of approximately $134,000 and $0 during the years ended December 31, 2022, and 2021, respectively. As of December 31, 2022, these notes are in technical default due to cross default provision contained in November/December 2021 Notes and payable immediately. However, the Company has not received notification of default from the lender. The cross-default provision in the November / December 2021 and March 2022 notes requires the accrual of a default penalty of 25% of the outstanding principal plus accrued interest. The Company has recorded an estimated default penalty of approximately $94,000.

Other short-term advances

As of December 31, 2022, other short-term advances consist of the following amounts obtained from various employees and related parties:

Other Advances	December 31, 2022
Short term advances from CFO – Related Party	$25,050
Short term advances – bridge investors & others	245,000
Short term advance – Autotelic Inc. – Related Party	120,000
$390,050

During the year ended December 31, 2021, the Company’s CFO, a related Party, provided short term advances of approximately $45,000. During the year ended December 31, 2020, the Company’s CFO had provided a short-term advance of $25,000, which was repaid during the year ended December 31, 2021. $20,000 was repaid to the CFO in January 2022. As such approximately $25,000 was outstanding at December 31, 2022.

During the fourth quarter of the year ended December 31, 2020, the Company’s CFO and the Bridge Investor provided short term loans of $25,000 and $50,000, respectively to the Company. Such loans were repaid as of March 31, 2021. During the year ended December 31, 2021, the CFO provided a total of approximately $120,000, of which $75,000 was converted into the August 2021 Notes. During the year ended December 31, 2021, the Company received approximately $630,000 primarily from two bridge investors, of which $373,500 was converted into the August 2021 Notes, and $20,000 was repaid. Approximately $245,000 was outstanding as short-term advances to bridge investors as of December 31, 2022.

During the year ended December 31, 2021, Autotelic Inc. provided a short-term funding of $120,000 to the Company, which was repaid in 2021. In May 2021, Autotelic provided an additional short-term funding of $250,000 to the Company, which was converted into the August 2021 Notes. Autotelic provided an additional $20,000 short-term loan to the Company. During the year ended December 31, 2022, Autotelic provided an additional $100,000 short term loan to the company and as such, $120,000 was outstanding and payable to Autotelic at December 31, 2022.